Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2024
Warrant [Member]
Shareholders' Equity (Tables) [Line Items]
Schedule of Warrants Activity	As of June 30, 2024, the Company had no exercisable warrants. A summary of warrants activity for the years ended December 31, 2023 and 2022 is as follows:
	Number of warrants	Weighted average life	Expiration dates
Balance of warrants outstanding as of December 31, 2022	6,023,700	1.1 years	February 5, 2024
Balance of warrants outstanding as of December 31, 2023	6,023,700	0.1 years	February 5, 2024
Forfeited	(6,023,700)	-	-
Balance of warrants outstanding as of June 30, 2024	-	-	February 5, 2024
Balance of warrants exercisable as of June 30, 2024	-	-	February 5, 2024